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                    SUPPLEMENT DATED JANUARY 16, 2002 TO THE

          Statement of Additional Information dated January 26, 2001, as previously supplemented on August 28, 2001
                  Van Kampen U.S. Government Trust for Income
                     Van Kampen Government Securities Fund

            Statement of Additional Information dated March 30, 2001
                       Van Kampen Growth and Income Fund

            Statement of Additional Information dated April 30, 2001
                            Van Kampen Comstock Fund
                             Van Kampen Harbor Fund
                     Van Kampen Real Estate Securities Fund

           Statement of Additional Information dated April 30, 2001,
                 as previously supplemented on August 16, 2001
                         Van Kampen Equity Income Fund
                  Van Kampen Limited Maturity Government Fund
                        Van Kampen U.S. Government Fund

           Statement of Additional Information dated April 30, 2001,
                 as previously supplemented on November 2, 2001
                           Van Kampen Enterprise Fund

            Statement of Additional Information dated July 24, 2001
                 as previously supplemented on August 28, 2001
                           Van Kampen High Yield Fund

            Statement of Additional Information dated July 27, 2001,
                 as previously supplemented on August 28, 2001
                       Van Kampen Aggressive Growth Fund
                             Van Kampen Growth Fund
                         Van Kampen Select Growth Fund
                        Van Kampen Small Cap Value Fund
                            Van Kampen Utility Fund
                        Van Kampen Small Cap Growth Fund
                      Van Kampen Value Opportunities Fund

          Statement of Additional Information dated September 25, 2001
                    Van Kampen International Advantage Fund

          Statement of Additional Information dated September 28, 2001
                            Van Kampen Reserve Fund

           Statement of Additional Information dated October 26, 2001
                              Van Kampen Pace Fund
             Van Kampen Series Fund, Inc. on behalf of its series:
                         Van Kampen American Value Fund
                          Van Kampen Asian Equity Fund
                        Van Kampen Emerging Markets Fund
                         Van Kampen Equity Growth Fund
                     Van Kampen European Value Equity Fund
                          Van Kampen Focus Equity Fund
                      Van Kampen Global Value Equity Fund
                    Van Kampen Global Equity Allocation Fund
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                        Van Kampen Global Franchise Fund
                      Van Kampen International Magnum Fund
                         Van Kampen Latin American Fund
                         Van Kampen Mid Cap Growth Fund
                             Van Kampen Value Fund
                     Van Kampen Worldwide High Income Fund

          Statement of Additional Information dated December 28, 2001
                         Van Kampen Corporate Bond Fund
                        Van Kampen Emerging Growth Fund
                   Van Kampen High Income Corporate Bond Fund
                           Van Kampen Technology Fund
                   Van Kampen Tax Managed Equity Growth Fund

     The section of the Statement of Additional Information entitled "DISTRIBUTION AND SERVICE" is hereby supplemented by adding the following to the third paragraph after the "CLASS A SHARES SALES CHARGE TABLE":

     The Distributor is sponsoring a sales incentive program for First Union Securities. The Distributor will reallow its portion of the Fund's sales charge to First Union Securities on sales of Class A Shares of the Fund made between January 2, 2002 and April 15, 2002 in connection with the "rollover" of assets into an Individual Retirement Account ("IRA"), the transfer of assets into an IRA and contributions to an IRA.

                                                                 MF SPT SAI 1/02